ACQUISITIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ASSET ACQUISITION
Revenue	$ 9,311,714	$ 9,058,801
Net Loss attributable to Common Stockholders	$ (15,433,055)	$ (7,611,211)
Weighted average common shares outstanding	7,349,541	5,768,249
Basic and diluted loss per common share	$ (2.10)	$ (1.32)